25. SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Share Capital
SHARE CAPITAL

25. SHARE CAPITAL

The number of shares and stated value of the outstanding shares were as follows:

	2018		2017
As at December 31,	Number of shares	Stated value	Number of shares	Stated value
Common Shares	74,252,460	$26,580	74,252,460	$26,580
Voting Participating Preferred Shares	7,034,444	48,246	7,034,444	48,246
Non-Voting Participating Preferred Shares	38,431,311	78,870	38,391,823	77,846
Director Voting Preferred Shares	1,000	10	1,000	10
Share capital		$153,706		$152,682

In November 2017 and 2016 dividends were declared and paid on the Director Voting Preferred Shares.

In 2016, a former employee exercised 178,642 stock options, on a net settlement basis, in exchange for 129,400 Non-Voting Participating Preferred Shares with a stated value of $1.9 million.

In January 2017, the Board of Directors approved a cash distribution to shareholders, as a reduction of stated capital, in the amount of approximately $387.2 million U.S. dollars. These distributions were made during the first quarter of 2017.

In January 2017, 7,000 stock options granted under the Company’s stock incentive plan were exercised for 7,000 Non-Voting Participating Preferred Shares in exchange for $0.1 million.

In June 2018, 95,363 stock appreciation rights (“Sars”) were exercised for 39,488 Non-Voting Participating Preferred Shares, on a net settlement basis.

There were no changes to the rights, privileges or conditions associated to each class of shares.

The authorized share capital of the Company is comprised of: (i) an unlimited number of Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, (ii) 1,000 Director Voting Preferred Shares, and (iii) 325,000 Senior Preferred Shares. None of the Redeemable Common Shares, Redeemable Non-Voting Participating Preferred Shares or Senior Preferred Shares have been issued as at December 31, 2018 or 2017. The Company’s share-based compensation plans have authorized the grant of up to 16,553,779 options to purchase Non-Voting Participating Preferred Shares combined with authorizing 200,000 restricted share units expected to be settled in Non-Voting Participating Preferred Shares (Note 28).

Common Shares

The holders of the Common Shares are entitled to receive notice of and to attend all annual and special meetings of the shareholders of the Company and to one vote in respect of each common share held on all matters at all such meetings, except in respect of a class vote applicable only to the shares of any other class, in respect of which the common shareholders shall have no right to vote. The holders of the Common Shares are entitled to receive dividends as may be declared by the Board of Directors of the Company, and are entitled to share in the distribution of the assets of the Company upon liquidation, winding-up or dissolution, subject to the rights, privileges and conditions attaching to any other class of shares ranking in order of priority. The Common Shares are convertible at the holders’ option, at any time, into Voting Participating Preferred Shares or Non-Voting Participating Preferred Shares, on a one-for-one basis. The Common Shares have no par value.

Voting Participating Preferred Shares

The rights, privileges and conditions of the Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

·	The holders of Voting Participating Preferred Shares are not entitled to vote at meetings of the shareholders of the Company on resolutions electing directors.

·	For all other meetings of the shareholders of the Company, the holders of Voting Participating Preferred Shares are entitled to a variable number of votes per Voting Participating Preferred Share based on the number of Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares and Redeemable Non-Voting Participating Preferred Shares outstanding on the record date of the given meeting of the shareholders of the Company.

·	The Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Non-Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Voting Participating Preferred Shares have no par value.

Non-Voting Participating Preferred Shares

The rights, privileges and conditions of the Non-Voting Participating Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

·	The holders of Non-Voting Participating Preferred Shares are not entitled to vote on any matter at meetings of the shareholders of the Company, except in respect of a class vote applicable only to the Non-Voting Participating Preferred Shares.

·	The Non-Voting Participating Preferred Shares are convertible, at any time, at the holders’ option into Common Shares or Voting Participating Preferred Shares on a one-for-one basis as long as the result of such conversion does not cause the Company to cease to be a “qualified corporation” within the meaning of the Canadian Telecommunication Common Carrier Ownership and Control Regulations pursuant to the Telecommunications Act (Canada).

The Non-Voting Participating Preferred Shares have no par value.

Director Voting Preferred Shares

The rights, privileges and conditions of the Director Voting Preferred Shares are identical in all respects to those of the Common Shares, except for the following:

·	The holders of Director Voting Preferred Shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company at which directors of the Company are to be elected. The holders of the Director Voting Preferred Shares are not entitled to attend meetings of the shareholders of the Company and have no right to vote on any matter other than the election of directors of the Company.

·	The holders of Director Voting Preferred Shares are entitled to receive annual non-cumulative dividends of $10 per share if declared by the Board of Directors of the Company, in priority to the payment of dividends on the Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, but after payment of any accrued dividends on the Senior Preferred Shares.

·	In the event of liquidation, wind-up or dissolution, the holders of Director Voting Preferred Shares are entitled to receive $10 per share in priority to the payment of dividends on the Common Shares, Voting Participating Preferred Shares, Non-Voting Participating Preferred Shares, Redeemable Common Shares, and Redeemable Non-Voting Participating Preferred Shares, but after payment of any accrued dividends on the Senior Preferred Shares.

·	The Director Voting Preferred Shares are redeemable at the option of the Company, at any time, at a redemption price of $10 per share.

The Director Voting Preferred Shares have a nominal stated value.